Annual Fund Operating Expenses - Invesco Rochester Municipal Opportunities Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Interest	0.18%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.95%
Class C
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses	0.17%
Interest	0.18%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
Class Y
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Interest	0.18%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.70%
Class R5
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Interest	0.18%
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.67%
Class R6
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Interest	0.18%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.58%